Note 3 - Summary of Significant Accounting Policies: Basic and Diluted Loss Per Common Share (Details)	6 Months Ended
Feb. 28, 2015 shares
Details
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,349,676